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                                                       File Nos. 002-62436
                                                                 811-02864

As filed with the Securities and Exchange Commission on January 8, 2013

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                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

                           Pre-Effective Amendment No. ___          [ ]

                           Post-Effective Amendment No. 54          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                               Amendment No. 53                     [X]

                        (Check appropriate box or boxes)

                                PIONEER BOND FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.,
                          Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X]  immediately upon filing pursuant to paragraph (b)
     [ ]  on [date] pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on [date] pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The fund has duly caused this Post-Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of January, 2013.

                                        PIONEER BOND FUND

                                        By: /s/Daniel K. Kingsbury
                                            ---------------------------
                                            Daniel K. Kingsbury
                                            Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on January 8, 2013:

        Signature                       Title

        John F. Cogan, Jr.*             President (Principal
        John F. Cogan, Jr.              Executive Officer) and
                                        Trustee

        Mark E. Bradley*                Treasurer (Principal Financial and
        Mark E. Bradley                 Accounting Officer)

        David R. Bock*                  Trustee
        David R. Bock

        Benjamin M. Friedman*           Trustee
        Benjamin M. Friedman

        Margaret B. W. Graham*          Trustee
        Margaret B. W. Graham

        /s/ Daniel K. Kingsbury         Executive Vice President
        Daniel K. Kingsbury             and Trustee

        Thomas J. Perna*                Chairman of the Board
        Thomas J. Perna                 and Trustee

        Marguerite A. Piret*            Trustee
        Marguerite A. Piret


        Stephen K. West*                Trustee
        Stephen K. West

  *By:  /s/ Daniel K. Kingsbury         Dated: January 8, 2013
        Daniel K. Kingsbury
        Attorney-in-fact

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                                 EXHIBIT INDEX

     Index Number        Description of Index

       EX-101.INS          XBRL Instance Document

       EX-101.SCH          XBRL Taxonomy Extension Schema Document

       EX-101.CAL          XBRL Taxonomy Extension Calculation Document

       EX-101.DEF          XBRL Taxonomy Extension Definition Document

       EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase

       EX-101.PRE          XBRL Taxonomy Extension Presentation Linkbase